Income Taxes	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
INCOME TAXES

18. INCOME TAXES

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries in the PRC and Hong Kong. Under the current laws of the Cayman Islands, the Cayman Islands levies no taxes on individuals or corporations based upon profits, income, gains or appreciation, and the Company is therefore not subject to tax on income or capital gains arising in the Cayman Islands.

British Virgin Islands

Subsidiaries incorporated in the British Virgin Islands are not subject to tax on income or capital gains under the current laws of the British Virgin Islands. Additionally, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong are subject to a two-tiered income tax rate for taxable income earned in Hong Kong. The first HK$2,000,000 of profits earned by a company is taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate of 16.5%. No provision for Hong Kong profits tax has been made in the consolidated financial statements as the Group had no assessable profit for the six months ended June 30, 2025 and 2026.

Thailand

Subsidiaries in Thailand are subject to corporate income tax on taxable profits earned in Thailand. The standard corporate income tax rate is 20%. For small and medium enterprises (“SMEs”), a progressive tax rate applies: profits not exceeding 300,000 Thai Baht are exempt from tax; profits between 300,001 and 3,000,000 Thai Baht are taxed at 15%; and profits exceeding 3,000,000 Thai Baht are taxed at 20%.

PRC

The Company’s PRC subsidiaries are incorporated in the PRC and subject to the statutory rate of 25% on taxable income in accordance with the Enterprise Income Tax Law (the “EIT Law”), which became effective on January 1, 2008, except for certain entities eligible for preferential tax rates.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangement with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business operations, personnel, accounting, and properties of an enterprise.

As of June 30, 2026, the administrative guidance and practice associated with interpreting and applying the concept of “place of effective management” remains unclear. If the Company is deemed to be a PRC tax resident, it will be subject to 25% PRC enterprise income tax under the EIT Law on its worldwide income, provided that any dividend it receives from another PRC tax resident company will be exempt from PRC income tax. The Company will continue to monitor developments in the interpretation or guidance of this law.

Loss before income taxes consisted of:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB	US$
	(Unaudited)
Non-PRC	(4,143)	(43,754)	(6,449)
PRC	(22,933)	(53,851)	(7,937)
	(27,076)	(97,605)	(14,386)

The following table presents the composition of income tax expense for the six months ended June 30, 2025 and 2026:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB	US$
	(Unaudited)
Current income tax expense	326	-	-
	326	-	-

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follows:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB	US$
		(Unaudited)
Loss before provision for income taxes	(27,076)	(97,605)	(14,386)
Income tax benefit computed at the applicable statutory tax rate of 25%	(6,769)	(24,401)	(3,596)
The effect of different tax rates	111	2,128	314
Change in valuation allowance	6,984	22,273	3,283
Income tax expense	326	-	-

Deferred Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and deferred tax liabilities were as follows:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
Deferred tax assets:
Current and prior year tax losses	69,010	89,521	13,194
Allowance for credit loss	230	1,992	294
Total deferred tax assets	69,240	91,513	13,487
Less: valuation allowance	(69,240)	(91,513)	(13,487)
Deferred tax assets, net	-	-	-

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, excluding reversing deductible temporary differences and tax loss carryforwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis.

As of December 31, 2025 and June 30, 2026, valuation allowances were primarily provided against deferred tax assets arising from net operating losses carried forward in entities where it was determined that it was more likely than not that the benefits of the deferred tax assets would not be realized due to their recurring losses.

According to PRC tax regulations, the PRC net operating loss can generally carry forward for no longer than five years starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted.

As of June 30, 2026, net operating tax loss carryforwards in the PRC are expected to expire as follows:

	As of June 30, 2026
	RMB	US$
2026	11,465	1,690
2027	39,695	5,850
2028	26,870	3,960
2029	62,872	9,267
2030	111,121	16,377
	252,023	37,144

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and June 30, 2026, the Group did not have any significant unrecognized uncertain tax positions.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its condensed consolidated statements of operations for the periods ended June 30, 2025 and 2026, respectively.